AIP SERIES TRUST

522 Fifth Avenue

New York, NY 10036

August 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             AIP Series Trust (the “Trust”)

File Nos. 333-185994; 811-22789

Post-Effective Amendment No. 3

Dear Sir or Madam:

On behalf of the Trust, attached herewith for filing is the above referenced Post-Effective Amendment No. 3 to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 6 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding a new series to the Trust. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Trust, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,

/s/ Sheri Schreck
Sheri Schreck
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti